united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22447

Equinox Funds Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Rich Malinowski

Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 03/31

Date of reporting period: 12/31/2017

Item 1. Schedule of Investments.

Equinox Systematica Macro Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Principal Amount		Coupon Rate %	Maturity Date	Value

	U.S. TREASURY NOTES - 21.1%
$250,000	United States Treasury Note (Cost $249,278)	1.2500	11/30/2018	$248,804

	TOTAL INVESTMENTS - 21.1% (Cost $249,278) (a)			$248,804
	OTHER ASSETS LESS LIABILITIES - NET - 78.9%			931,550
	TOTAL NET ASSETS - 100.0%			$1,180,354

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $249,278 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation	$-
			Unrealized depreciation	(474)
			Net unrealized depreciation	$(474)

Equinox Systematica Macro Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Notional Value at December 31, 2017	Total Return Swap *+	Fixed Rate Paid		Termination Date	Unrealized Appreciation
1,188,325	Systematica Investments LP Systematic Macro Program	One month USD Libor plus 0.30% of the notional value		6/19/2044	$10,846

Systematica Investments LP Systematic Macro Program Swap Top 50 Holdings ^

FUTURES CONTRACTS

Number of Contracts	Open Short Futures Contracts	Counterparty	Expiration Date	Notional Value at December 31, 2017	Unrealized Appreciation/ (Depreciation)
2	Canadian Bond	Morgan Stanley	Mar-18	174,913	$465
5	Corn	Morgan Stanley	Mar-18	88,897	1,372
4	EURIBOR	Morgan Stanley	Mar-18	84,579	(63)
4	EURIBOR	Morgan Stanley	Jun-18	84,571	(75)
4	EURIBOR	Morgan Stanley	Sep-18	84,546	170
2	EUROSCHATZ	Morgan Stanley	Mar-18	258,461	343
1	IBEX Index	Morgan Stanley	Jan-18	105,137	2,278
3	KCBT Red Wheat	Morgan Stanley	Mar-18	73,435	1,478
1	NASDAQ 100 Emini	Morgan Stanley	Mar-18	186,699	(1,482)
12	OMX 30 Index	Morgan Stanley	Jan-18	221,975	6,557
2	Russell Emini	Morgan Stanley	Mar-18	132,045	671
2	US 10 Year Notes	Morgan Stanley	Mar-18	231,278	(188)

	Open Long Futures Contracts
12	2 Year Treasury Note	Morgan Stanley	Mar-18	2,675,848	(3,577)
9	5 Year Treasury Note	Morgan Stanley	Mar-18	1,021,991	(2,239)
1	DAX Index	Morgan Stanley	Mar-18	214,462	(3,957)
1	EOE Index	Morgan Stanley	Jan-18	159,959	(2,173)
1	EURO BTS	Morgan Stanley	Mar-18	122,553	(618)
2	EURO STOXX 50	Morgan Stanley	Mar-18	70,853	(1,676)
1	EURO-BOBL	Morgan Stanley	Mar-18	184,111	(1,121)
2	FTSE Index	Morgan Stanley	Mar-18	246,555	6,253
1	GILT	Morgan Stanley	Mar-18	187,227	929
0	Japan Government Bond TIFFE	Morgan Stanley	Mar-18	662,644	(460)
1	S&P Canada	Morgan Stanley	Mar-18	128,686	312
1	S&P Emini	Morgan Stanley	Mar-18	70,161	376
0	S&P Mini Mid Cap	Morgan Stanley	Mar-18	83,131	430
1	SPI Index 200	Morgan Stanley	Mar-18	164,339	(53)
2	Taiwan Index	Morgan Stanley	Jan-18	82,432	1,181

* Non-Income producing investment.
+ All or a portion of this investment is a holding of Equinox BlueCrest Systematic Macro Fund Limited.
^This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

Equinox Systematica Macro Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

FORWARD CONTRACTS
Settlement Date	Counterparty	Currency to Deliver/ Receive	Value	In Exchange For	Value	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy:
01/17/2018		AUD	1,197,320	USD	1,197,320	934,987	$21,089
01/17/2018		CAD	1,372,350	USD	1,372,350	1,091,705	13,635
01/17/2018		EUR	1,745,000	USD	1,745,000	2,094,872	25,996
01/17/2018		GBP	675,860	USD	675,860	913,289	7,715
01/17/2018		JPY	200,267,322	USD	200,267,322	1,777,172	328
01/17/2018		MXN	1,777,833	USD	1,777,833	90,403	(3,139)
01/17/2018		NOK	6,669,030	USD	6,669,030	812,955	8,384
01/17/2018		NZD	1,045,834	USD	1,045,834	742,333	10,759
01/17/2018		SEK	9,413,401	USD	9,413,401	1,150,572	18,051
01/17/2018		TRY	910,047	USD	910,047	239,197	1,865
01/17/2018		ZAR	1,791,692	USD	1,791,692	144,220	12,152
03/21/2018		INR	8,736,745	USD	8,736,745	136,852	1,729

To Sell:
01/17/2018		AUD	1,747,913	USD	1,747,913	1,364,945	(16,550)
01/17/2018		CAD	1,221,938	USD	1,221,938	972,052	(16,356)
01/17/2018		EUR	1,409,983	USD	1,409,983	1,692,684	(23,145)
01/17/2018		GBP	544,766	USD	544,766	736,142	(7,340)
01/17/2018		JPY	222,925,629	USD	222,925,629	1,978,242	(3,324)
01/17/2018		MXN	1,536,379	USD	1,536,379	78,125	808
01/17/2018		NOK	9,112,289	USD	9,112,289	1,110,788	(14,704)
01/17/2018		NZD	1,092,445	USD	1,092,445	775,418	(7,816)
01/17/2018		SEK	6,738,274	USD	6,738,274	823,599	(15,068)
01/17/2018		SGD	161,237	USD	161,237	120,702	(937)
03/21/2018		KRW	85,752,400	USD	85,752,400	80,367	(1,763)

^This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - Euro
GBP - Pound Sterling
JPY - Japanese Yen
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar
TRY - Turkish Lira
USD - U.S. Dollar
ZAR - South African Rand

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities, or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, a valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the Fair Value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information availab

le.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2017 for the Fund's assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Notes	$248,804	$-	$-	$248,804
Swap contract	-	10,846	-	10,846
Total	$248,804	$10,846	$-	$259,650

There were no transfers in to or out of any level during the current period presented. It is the Fund’s policy to record transfers between levels at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiary – Equinox Systematica Macro Fund with Equinox BlueCrest Systematic Macro Fund Limited (“EBSM-CFC”) – The Consolidated Financial Statements include the accounts of EBSM-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in its respective controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with its respective investment objectives and policies.

The CFC utilizes commodity based derivative products to facilitate the Fund's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, the Fund may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of their Prospectus.

A summary of the Fund's investment in the CFC is as follows:

	Inception Date of CFC	CFC Net Assets at December 31, 2017	% Of Total Net Assets at December 31, 2017
EBSM-CFC	6/18/2014	$293,939	24.90%

Swap Agreements – The Fund is subject to equity price risk, interest rate risk and/or commodity risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. Total return swap agreements involve commitments where cash flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

EBSM-CFC maintains cash and investments in money market funds, up to 20% of the notional value of the swap, as collateral to secure its obligations under the swap. As of December 31, 2017, the notional value of the total return swap with Morgan Stanley was $1,188,325. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. In order to maintain prudent risk exposure to the counterparty, the Adviser will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of the Fund for a period of one week or such lesser time as the Adviser may determine. If the Adviser determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety.

The notional value of the derivative instruments outstanding as of December 31, 2017 as disclosed in the Consolidated Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equinox Funds Trust

By (Signature and Title)

*/s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date 2/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date 2/28/2018

By (Signature and Title)

*/s/ Laura Latella

Laura Latella, Principal Financial Officer

Date 2/28/2018